Inventories	12 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Inventories
7.	Inventories

	March 31, 2025	March 31, 2026
	US$	US$
Raw materials	873,974	1,562,645
Work-in-progress	259,343	470,126
Finished goods	501,756	248,052
Goods-in-transit	278,299	496,125
Less: Allowance for inventories write-down	(267,039)	(227,028)
	1,646,333	2,549,920

The cost of materials recognized as an expense and included in “cost of sales” amounted to US$6,639,237 (2025: US$6,572,922).

Movement in allowance for inventories write-down has been included in “cost of sales” are as follows:

	March 31, 2025	March 31, 2026
	US$	US$
At beginning of financial year	258,160	267,039
Inventories write-down	37,557	37,229
Reversal of inventories write-down	(28,678)	(77,240)
At end of financial year	267,039	227,028